General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total assets	₩ 40,989,810	₩ 37,159,341
Total liabilities	22,577,114	20,592,180
Operating revenues	25,638,855	24,898,005	₩ 24,099,394
Profit (loss) for the year	₩ 1,385,635	₩ 1,459,395	₩ 746,256
KT Linkus Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd	KT Linkus Co., Ltd.
Type of Business	Public telephone maintenance
Location	Korea
Controlling percentage ownership	92.40%	92.40%
Closing month	December
Total assets	₩ 47,734
Total liabilities	47,498
Operating revenues	76,135
Profit (loss) for the year	₩ (614)
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Type of Business	Submarine cable construction and maintenance
Location	Korea
Controlling percentage ownership	32.90%	39.30%
Closing month	December
Total assets	₩ 120,255	₩ 110,390	₩ 116,813
Total liabilities	7,884	10,736	14,032
Operating revenues	42,848	31,374	110,201
Profit (loss) for the year	₩ (12,126)	₩ (3,183)	₩ 1,197
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Type of Business	Security service
Location	Korea
Controlling percentage ownership	86.80%	86.80%
Closing month	December
Total assets	₩ 370,004	₩ 363,224	₩ 318,456
Total liabilities	230,965	233,797	193,737
Operating revenues	517,406	515,456	392,489
Profit (loss) for the year	₩ 4,267	₩ 3,985	₩ 212
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Type of Business	Data communication
Location	Korea
Controlling percentage ownership	73.00%	73.00%
Closing month	December
Total assets	₩ 406,236	₩ 390,671	₩ 288,949
Total liabilities	172,211	172,767	92,599
Operating revenues	516,737	471,870	350,231
Profit (loss) for the year	₩ 13,115	₩ (8,692)	₩ 2,080
KT Service Bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Inc.	KT Service Bukbu Inc.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	67.30%	67.30%
Closing month	December
Total assets	₩ 74,673	₩ 59,341	₩ 60,825
Total liabilities	65,820	54,070	56,554
Operating revenues	252,304	231,602	217,451
Profit (loss) for the year	₩ 3,227	₩ 1,128	₩ (871)
KT Service Nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Inc.	KT Service Nambu Inc.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	77.30%	77.30%
Closing month	December
Total assets	₩ 80,450	₩ 62,513	₩ 58,182
Total liabilities	66,479	52,695	51,460
Operating revenues	301,720	271,174	264,776
Profit (loss) for the year	₩ 3,067	₩ 1,430	₩ (456)
KT Commerce Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC-VP Strategic Investment Fund No.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.
Type of Business	Credit card business
Location	Korea
Controlling percentage ownership	69.50%	69.50%
Closing month	December
Total assets	₩ 5,666,075	₩ 3,933,427	₩ 3,084,398
Total liabilities	4,109,200	2,481,004	1,778,751
Operating revenues	3,897,090	3,580,970	3,387,640
Profit (loss) for the year	₩ 148,341	₩ 120,308	₩ 39,455
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	69.70%	50.90%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network Co., Ltd.	H&C Network
Type of Business	Call center for financial sectors
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 82,737	₩ 88,616	₩ 269,651
Total liabilities	6,640	4,993	61,365
Operating revenues	27,392	227,604	322,690
Profit (loss) for the year	₩ 992	₩ 11,995	₩ 2,413
BC Card China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	61.30%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	64.50%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Type of Business	System integration and maintenance
Location	Korea
Controlling percentage ownership	95.60%	95.50%
Closing month	December
Total assets	₩ 401,932	₩ 341,358	₩ 183,297
Total liabilities	228,474	199,831	133,129
Operating revenues	723,161	632,899	499,990
Profit (loss) for the year	₩ 30,941	₩ 21,464	₩ 10,635
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Type of Business	PCS distribution
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 255,310	₩ 241,377	₩ 231,260
Total liabilities	204,336	203,051	197,306
Operating revenues	730,802	710,634	661,533
Profit (loss) for the year	₩ 8,105	₩ 3,496	₩ (485)
GENIE Music Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation		GENIE Music Corporation
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	36.00%	36.20%
Closing month	December
Total assets			₩ 250,538
Total liabilities			88,488
Operating revenues			247,237
Profit (loss) for the year			₩ 9,472
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 38,684	₩ 32,511	₩ 32,167
Total liabilities	22,553	25,402	26,070
Operating revenues	83,085	70,212	67,975
Profit (loss) for the year	₩ 4,607	₩ 1,637	₩ 1,473
KT MOS Nambu Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	98.40%	98.40%
Closing month	December
Total assets	₩ 42,011	₩ 36,741	₩ 33,765
Total liabilities	25,416	26,053	24,947
Operating revenues	83,330	71,940	71,259
Profit (loss) for the year	₩ 5,035	₩ 2,016	₩ 1,639
KT Skylife Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 1,359,166	₩ 1,275,645	₩ 919,476
Total liabilities	503,679	469,694	175,039
Operating revenues	1,038,468	772,950	706,631
Profit (loss) for the year	₩ 20,941	₩ 62,309	₩ 58,190
KT Skylife [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife
Type of Business	Satellite TV
Location	Korea
Controlling percentage ownership	50.20%	50.30%
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 2,480,333	₩ 2,370,940	₩ 1,689,601
Total liabilities	833,842	791,884	325,429
Operating revenues	478,188	577,578	365,335
Profit (loss) for the year	₩ 58,780	₩ 213,203	₩ 14,370
KT Investment Management Inc. (KT AMC Co., Ltd.) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Management Inc. (KT AMC Co., Ltd.)
Type of Business	Asset management, real estate and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTGDH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTGDH Co., Ltd.	KTGDH Co., Ltd.
Type of Business	Data center development and related service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 12,059	₩ 11,464
Total liabilities	1,596	1,560
Operating revenues	4,323	4,423
Profit (loss) for the year	₩ 451	₩ 553
KT Sat Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.
Type of Business	Satellite communication business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 677,980
Total liabilities	89,644
Operating revenues	185,313
Profit (loss) for the year	₩ 28,073
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia, Co., Ltd
Type of Business	Solution provider and IPTV advertisement sales business
Location	Korea
Controlling percentage ownership	44.00%	44.00%
Closing month	December
KT Sports Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.
Type of Business	Management of sports teams
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 28,220
Total liabilities	15,461
Operating revenues	65,350
Profit (loss) for the year	₩ (7,302)
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Type of Business	Music and contents investment business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 15,718	₩ 14,985	₩ 15,021
Total liabilities	277	278	285
Operating revenues	1,040	253	169
Profit (loss) for the year	₩ 735	₩ (30)	₩ (116)
KT-Michigan global contents fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT-Michigan Global Content Fund	KT-Michigan Global Contents Fund	KT-Michigan Global Contents Fund
Type of Business	Content investment business
Location	Korea
Controlling percentage ownership	88.60%	88.60%
Closing month	December
Total assets	₩ 2,371	₩ 3,552	₩ 10,382
Total liabilities	27	112	175
Operating revenues	33	13,592	111
Profit (loss) for the year	₩ (1,095)	₩ 10,032	₩ (1,420)
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	34.10%	32.20%
Closing month	December
Total assets	₩ 419,726	₩ 416,750	₩ 384,919
Total liabilities	228,618	234,172	215,175
Operating revenues	1,031,010	968,499	933,006
Profit (loss) for the year	₩ 17,634	₩ 19,034	₩ 11,323
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	33.30%	31.40%
Closing month	December
Total assets	₩ 396,208	₩ 369,361	₩ 294,289
Total liabilities	199,204	177,619	126,894
Operating revenues	536,229	487,801	454,172
Profit (loss) for the year	₩ 15,917	₩ 24,944	₩ 7,387
KT M Mobile Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Mobile Co., Ltd.
Type of Business	Special category telecommunications operator and sales of communication device
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 152,114
Total liabilities	49,816
Operating revenues	262,918
Profit (loss) for the year	₩ 4,731
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Type of Business	Financing business for new technology
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 103,354	₩ 87,366	₩ 115,627
Total liabilities	79,182	66,108	93,695
Operating revenues	15,136	21,040	47,801
Profit (loss) for the year	₩ 2,840	₩ (697)	₩ 4,680
PlayD Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd.
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	70.40%	70.40%
Closing month	December
Next Connect PFV Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV	Next Connect PFV Inc.	Next Connect PFV Inc.
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets		₩ 518,441	₩ 394,268
Total liabilities		167,963	37,271
Operating revenues		0	26
Profit (loss) for the year		₩ (6,519)	₩ (7,101)
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Type of Business	Network installation and management
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 126,721	₩ 125,860	₩ 114,768
Total liabilities	267,369	236,389	191,781
Operating revenues	30,834	23,328	17,870
Profit (loss) for the year	₩ (27,467)	₩ (28,770)	₩ (34,610)
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Type of Business	System integration and maintenance
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 10,972	₩ 11,539	₩ 11,812
Total liabilities	905	2,812	3,875
Operating revenues	8,049	6,942	5,719
Profit (loss) for the year	₩ 1,274	₩ 823	₩ 296
KT Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Japan Co., Ltd.	KT Japan Co., Ltd.	KT Japan Co., Ltd.
Type of Business	Foreign investment business and local counter work
Location	Japan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,888	₩ 1,474	₩ 2,694
Total liabilities	3,141	2,633	2,622
Operating revenues	3,263	1,298	1,853
Profit (loss) for the year	₩ 226	₩ (142)	₩ 1
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC
Type of Business	Wireless/fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	91.60%	91.60%
Closing month	December
Total assets	₩ 42,691	₩ 35,904
Total liabilities	21,645	22,088
Operating revenues	27,030	11,960
Profit (loss) for the year	₩ 6,419	₩ 2,487
KT America, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT America, Inc.	KT America, Inc.	KT AMERICA, INC
Type of Business	Foreign investment business and local counter work
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 5,945	₩ 4,884	₩ 4,498
Total liabilities	843	101	125
Operating revenues	8,070	6,508	6,808
Profit (loss) for the year	₩ 37	₩ 201	₩ 712
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hong Kong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 10,505	₩ 6,613	₩ 6,159
Total liabilities	4,768	1,346	2,800
Operating revenues	20,413	18,825	16,386
Profit (loss) for the year	₩ 51	₩ 1,313	₩ 1,308
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business and local counter work
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLC
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Huimangjieum [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Huimangjieum
Type of Business	Manufacturing
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 6,984
Total liabilities	2,582
Operating revenues	22,860
Profit (loss) for the year	₩ 494
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3
Type of Business	Residential building
Location	Korea
Controlling percentage ownership	88.60%	88.60%
Closing month	December
Storywiz Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Storywiz Co., Ltd.		Storywiz Co., Ltd
Type of Business	Contents and software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets			₩ 21,594
Total liabilities			10,065
Operating revenues			19,209
Profit (loss) for the year			₩ (1,954)
KT Engineering Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd.
Type of Business	Telecommunication facility construction and maintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Studio Genie Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Studio Genie Co., Ltd.	KT Studio Genie Co., Ltd.
Type of Business	Data communication service and data communication construction business
Location	Korea
Controlling percentage ownership	90.90%	100.00%
Closing month	December
Total assets	₩ 987,270	₩ 648,534
Total liabilities	268,911	276,933
Operating revenues	723,580	90,047
Profit (loss) for the year	₩ 189,498	₩ (16,443)
KHS Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KHS Corporation
Type of Business	Operation and maintenance of facilities
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Lolab Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Lolab Co., Ltd.	Lolab Co., Ltd.
Type of Business	Truck transportation and trucking arrangement business
Location	Korea
Controlling percentage ownership	79.80%	80.00%
Closing month	December
Total assets	₩ 35,091	₩ 26,726
Total liabilities	17,247	897
Operating revenues	74,881	2,107
Profit (loss) for the year	₩ (7,985)	₩ (134)
HCN Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	HCN Co., Ltd.
Type of Business	Cable television service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Millie Seojae [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Millie Seojae
Type of Business	Book contents service
Location	Korea
Controlling percentage ownership	38.60%	38.60%
Closing month	December
KT ES Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ES Pte. Ltd.	KT ES Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	57.60%	57.60%
Closing month	December
Total assets	₩ 240,721	₩ 240,331
Total liabilities	88,640	80,597
Operating revenues	78,815	15,157
Profit (loss) for the year	₩ (23,957)	₩ (6,355)
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Global Communications PTE. Ltd.
Type of Business	Network service industry
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications US Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (US) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (SP) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications Limited
Type of Business	Fixed line telecommunication business
Location	UK
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications HK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (HK) Limited
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon US Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon US Inc.
Type of Business	Fixed line telecommunication business
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications BG EOOD [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (BG) EOOD
Type of Business	Employee support service
Location	Bulgaria
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon M E A General Trading LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon M E A General Trading LLC
Type of Business	Local counter work
Location	United Arab Emirates
Controlling percentage ownership	49.00%	49.00%
Closing month	December
Nasmedia KT Alpha Future Growth Strategic Investment Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia-KT Alpha Future Growth Strategic Investment Fund
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund 6 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund 6
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Alticast Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Alticast Company Limited
Type of Business	Software development and delivery
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Altimedia Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimedia Corporation	Altimedia Corporation
Type of Business	Software development and delivery
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 44,861	₩ 32,338
Total liabilities	15,777	9,742
Operating revenues	47,203	6,968
Profit (loss) for the year	₩ 6,035	₩ 1,037
Alticast B V [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Alticast B.V.
Type of Business	Software development and delivery
Location	Netherlands
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCCARD VIETNAM LTD. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BCCARD VIETNAM LTD.
Type of Business	Software sales business
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTP SERVICES INC. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTP SERVICES INC.
Type of Business	Fixed line telecommunication business
Location	Philippines
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 3,832
Total liabilities	2,044
Operating revenues	776
Profit (loss) for the year	₩ (255)
KT RUS LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT RUS LLC
Type of Business	Foreign investment business
Location	Russia
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 967
Total liabilities	16
Operating revenues	5
Profit (loss) for the year	₩ (871)
Hangang Real Estate Investment Trust No. 24 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Hangang Real Estate Investment Trust No. 24
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	75.00%
Closing month	December
kt cloud Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	kt cloud Co., Ltd.
Type of Business	Information telecommunication business
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 1,348,684
Total liabilities	245,872
Operating revenues	432,118
Profit (loss) for the year	₩ 14,712
KT DX Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT DX Vietnam Company Limited
Type of Business	Software development
Location	Vietnam
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 1,815
Total liabilities	6
Operating revenues	0
Profit (loss) for the year	₩ 26
Pocheon Jeonggyori Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Pocheon Jeonggyori Development Co., Ltd.
Type of Business	Residential building development
Location	Korea
Controlling percentage ownership	80.90%
Closing month	December
Alpha DX Solution Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Alpha DX Solution Co., Ltd.
Type of Business	Data communication service
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
PT CRANIUM ROYAL ADITAMA [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PT CRANIUM ROYAL ADITAMA
Type of Business	Software development
Location	Indonesia
Controlling percentage ownership	67.00%
Closing month	December
KT Primorye IDC LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Primorye IDC LLC
Type of Business	Data processing and associated service delivery
Location	Russia
Controlling percentage ownership	99.00%
Closing month	December
Juice Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Juice Inc.
Type of Business	Online information provider/Software development and delivery
Location	Korea
Controlling percentage ownership	41.20%
Closing month	December
Spark and Associates Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SPARK AND ASSOCIATES INC.
Type of Business	Network service industry
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Powertel Co., Ltd.
Total assets			₩ 119,694
Total liabilities			18,833
Operating revenues			65,897
Profit (loss) for the year			3,809
KT Linkus Co Ltd [member]
Disclosure of subsidiaries [line items]
Total assets		₩ 54,219	58,372
Total liabilities		53,316	54,022
Operating revenues		81,434	84,519
Profit (loss) for the year		₩ (3,095)	₩ (3,212)
KT Sports Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Sports Inc.
Total assets			₩ 26,572
Total liabilities			14,940
Operating revenues			46,608
Profit (loss) for the year			₩ (2,516)
KT music contents fund no.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Music Contents Fund No.1
Total assets			₩ 4,844
Total liabilities			1,525
Operating revenues			243
Profit (loss) for the year			₩ 84
KT Sat Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Sat Inc.	KT Sat Inc.
Total assets		₩ 593,616	₩ 630,740
Total liabilities		34,169	92,791
Operating revenues		174,750	173,693
Profit (loss) for the year		₩ 20,830	₩ 14,753
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KBTO sp.z o.o.
Total assets			₩ 438
Total liabilities			117
Operating revenues			490
Profit (loss) for the year			₩ (2,823)
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary			Autopion Co., Ltd.
Total assets			₩ 4,903
Total liabilities			4,961
Operating revenues			6,174
Profit (loss) for the year			₩ (2,459)
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary			Korea Telecom China Co., Ltd.
Total assets			₩ 381
Total liabilities			21
Operating revenues			618
Profit (loss) for the year			₩ (492)
KT Hopemate [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Hopemate	KT Hopemate
Total assets		₩ 6,311	₩ 3,720
Total liabilities		2,978	2,787
Operating revenues		12,538	5,239
Profit (loss) for the year		₩ 116	₩ (13)
KT M mobile Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT M Mobile Inc.	KT M Mobile Inc.
Total assets		₩ 144,175	₩ 129,011
Total liabilities		40,749	27,281
Operating revenues		204,641	163,472
Profit (loss) for the year		₩ 5,918	₩ (3,617)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co. [member]
Disclosure of subsidiaries [line items]
Subsidiary			GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.
Total assets			₩ 5,703
Total liabilities			1,165
Operating revenues			333
Profit (loss) for the year			₩ 83
KT Dutch B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Dutch B.V.
Total assets			₩ 29,585
Total liabilities			10,109
Operating revenues			26,782
Profit (loss) for the year			₩ 6,061
KT Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Belgium
Total assets			₩ 87,608
Total liabilities			0
Operating revenues			(81)
Profit (loss) for the year			₩ (81)
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)
Total assets	₩ 141,463	₩ 185,850	₩ 138,220
Total liabilities	89,853	144,832	102,963
Operating revenues	258,435	284,998	346,040
Profit (loss) for the year	₩ 10,302	₩ 366	₩ (8,461)
Nasmedia Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Total assets	₩ 516,945	₩ 490,394	₩ 422,039
Total liabilities	275,730	268,618	221,371
Operating revenues	153,211	125,876	113,136
Profit (loss) for the year	27,691	₩ 27,120	₩ 23,134
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT M Hows Co., Ltd.
Total assets			₩ 104,704
Total liabilities			76,315
Operating revenues			44,860
Profit (loss) for the year			₩ 6,935
KTGDH Co., Ltd. (KTSB Data service) [member]
Disclosure of subsidiaries [line items]
Subsidiary			KTGDH Co., Ltd. (KTSB Data Service)
Total assets			₩ 11,003
Total liabilities			1,669
Operating revenues			4,282
Profit (loss) for the year			₩ 538
KT Philippines [Member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Philippines
Total assets		₩ 3,641
Total liabilities		1,243
Operating revenues		0
Profit (loss) for the year		₩ 0
KT Sports Inc.[member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Sports Inc.
Total assets		₩ 29,524
Total liabilities		19,740
Operating revenues		67,612
Profit (loss) for the year		₩ (2,039)
Next Connect PFV [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Next Connect PFV
Total assets	624,734
Total liabilities	277,967
Operating revenues	3
Profit (loss) for the year	₩ (3,712)